Expenses by nature	12 Months Ended
Mar. 31, 2021
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Expenses by nature
21. Expenses by nature
Expenses by nature consist of the following:

	Year ended March 31,
	2021	2020	2019
Employee cost	$552,148	$540,075	$468,124
Facilities cost	54,563	62,743	91,393
Depreciation	48,923	47,220	20,334
Repair payments	43,942	32,047	15,166
Legal and professional expenses	23,298	21,996	20,019
Travel expenses	1,927	22,373	22,757
Others	38,312	38,860	40,277

Total cost of revenue, selling and marketing and general and administrative expenses	$763,113	$765,314	$678,070